Liquidity and Going Concern Issues	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Liquidity [Abstract]
Liquidity
4.  Liquidity and Going Concern Issues

For the three months ended March 31, 2012, the Company's cash used in operating activities was $540, cash used in investing activities was $35 for continued investment in our trademarks, and cash provided by financing activities was $750 related to the issuance of 8% unsecured, bridge promissory notes that are due on demand by Visser Precision Cast, LLC ("Visser") (see Note 3 and 6).

The Company is in the process of negotiating a private placement of equity securities with Visser ("Visser Private Placement") in order to infuse cash into the Company.  However, there is no guaranty that the Company will be able to finalize the Visser Private Placement or any other financing transaction with Visser or any other investor.

On October 10, 2011, the Company issued a promissory note to SAGA in the principal amount of $1,712 due October 10, 2012 in relation to a settlement agreement the Company signed with SAGA on April 6, 2011 (see Note 3).

The Company anticipates that its current capital resources, together with anticipated cash from operations, will be sufficient to fund the Company's operations through May 31, 2012.  Following May 31, 2012, the Company will require additional funding in order to continue operations as a going concern.  Although the Company is actively pursuing financing transactions, including the Visser Private Placement and other options for equity issuance, the Company cannot guarantee that adequate funds will be available when needed and even if available, cannot guarantee that the Company will achieve favorable terms.  If the Company raises additional funds by issuing securities, existing stockholders may be diluted.  If funding is insufficient at any time in the future, the Company will be required to alter or reduce the scope of the Company's operations or to cease the Company's operations entirely.

The Company's capital requirements during the next twelve months will depend on numerous factors, including the success of existing products either in manufacturing or development, the development of new applications for Liquidmetal alloys, the resources the Company devotes to develop and support Liquidmetal alloy products and the success of pursuing strategic licensing and funded product development relationships with external partners.

5. Liquidity and Going Concern Issues

The Company's cash used by continuing operating activities was $5,063 for the year ended December 31, 2011, while cash provided by continuing operating activities was $12,187 for the year ended December 31, 2010.  The Company's cash used in investing activities of continuing operations was $178 for the year ended December 31, 2011 primarily from purchase of property and equipment. The Company's cash provided by financing activities of continuing operations was $13 for the year ended December 31, 2011 primarily from stock options exercises.

Subsequent to December 31, 2011, the Company issued 8% unsecured, bridge promissory notes that are unsecured and are due on demand by Visser Precision Cast, LLC ("Visser") totaling $750 (see Note 20).

On October 10, 2011, the Company issued a promissory note to SAGA in the principal amount of $1,712 due October 10, 2012 in relation to a settlement agreement the Company signed with SAGA on April 6, 2011 (see Note 4).

We anticipate that our current capital resources, together with anticipated cash from operations, will be sufficient to fund our operations through April 30, 2012.  Following April 30, 2012, we will require additional funding in order to continue operations as a going concern.  Although we are actively pursuing financing transactions, including a private placement deal with Visser, we cannot guarantee that adequate funds will be available when needed and even if available, cannot guarantee that we will achieve favorable terms.  If we raise additional funds by issuing securities, existing stockholders may be diluted.  If funding is insufficient at any time in the future, we will be required to alter or reduce the scope of our operations or to cease our operations entirely.

The Company's capital requirements during the next twelve months will depend on numerous factors, including the success of existing products either in manufacturing or development, the development of new applications for Liquidmetal alloys, the resources the Company devotes to develop and support its Liquidmetal alloy products, the success of pursuing strategic licensing and funded product development relationships with external partners.